SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENT
Summary of assumptions used for estimating fair value of share-based awards, granted

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Weighted average expected term (years)	5.44-6.11	5.96-6.37
Interest rate	4.24%	4.18%-4.21%
Volatility	47.29%-48.21%	47.56%-47.12%
Dividend yield	0%	0%

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Cost of revenue	$190	$159
Research and development	318	295
Selling and marketing	403	261
General and administrative	683	413
	$1,594	$1,128

Summary of changes in outstanding share options

	For the period of six months
	ended June 30,
	2024 (unaudited)		2023 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	4,908,983	3.25	5,286,884	3.21
Granted	18,100	0.01	264,291	4.25
Exercised	(271,036)	0.91	(23,126)	0.81
Forfeited	(205,828)	3.67	(79,476)	2.64
Options outstanding at end of the period	4,450,219	3.36	5,448,573	3.27
Options exercisable at end of the period	3,182,050	2.83	3,112,899	1.97

Summary of changes in outstanding RSU

		Weighted-
	Number	average fair
	of Units	value
Balance at January 1, 2024	919,750	2.76
Granted	382,988	2.86
Vested	(41,775)	2.36
Cancelled	(102,013)	2.74
Units outstanding at June 30, 2024	1,158,950	2.80